UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                   FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-4170

                  Credit Suisse New York Tax Exempt Fund, Inc.
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               (Exact name of registrant as specified in charter)


                    c/o Credit Suisse Asset Management, LLC
                              466 Lexington Avenue
                            New York, New York 10017
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              (Address of principal executive offices) (Zip code)

                               J. Kevin Gao, Esq.
                              466 Lexington Avenue
                            New York, New York 10017
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                    (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 875-3500

Date of fiscal year end: 12/31
Date of reporting period: July 1, 2004 - June 30, 2005

ITEM 1. PROXY VOTING RECORD

CREDIT SUISSE NEW YORK TAX EXEMPT FUND, INC.

The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

         CREDIT SUISSE NEW YORK TAX EXEMPT FUND, INC.

By:      /s/ Steven Plump
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         Steven Plump
         Chief Executive Officer

Date:    August 26, 2005